Submission	Dec. 11, 2025
Submission [Line Items]
Central Index Key	0001846510
Registrant Name	Soho House & Co Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3/A
Fee Exhibit Type	EX-FILING FEES